WorldNet Inc. of Nevada (A Development Stage Company) Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		311 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0
EXPENSES
General & Administrative	1,669	776	8,853	5,047	158,252
TOTAL EXPENSES	1,669	776	8,853	5,047	158,252
Net Operating Loss	(1,669)	(776)	(8,853)	(5,047)	(158,252)
LOSS BEFORE INCOME TAXES	(1,669)	(776)	(8,853)	(5,047)	(158,252)
Income Taxes	0	0	0	0	0
Net Loss	$ (1,669)	$ (776)	$ (8,853)	$ (5,047)	$ (158,252)
NET LOSS PER SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES OUTSTANDING	18,500,000	18,500,000	18,500,000	18,500,000